2. LOANS: Schedule of Additional information on allowance for credit losses based on a collective evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Live Check Consumer Loans
Allowance for Credit Losses	$ 10,765	$ 0
Provision for Credit Losses	8,170	11,544
Charge-offs	(11,324)	(11,735)
Recoveries	3,038	2,779
Allowance for Credit Losses	10,649	10,765
Impact of adopting ASC 326		0
Allosance for Credit Losses after Impact of adopting ASC 326		8,177
Premier Consumer Loans
Allowance for Credit Losses	5,838	0
Provision for Credit Losses	3,343	5,797
Charge-offs	(3,823)	(4,592)
Recoveries	858	512
Allowance for Credit Losses	6,216	5,838
Impact of adopting ASC 326		0
Allosance for Credit Losses after Impact of adopting ASC 326		4,121
Other Consumer Loans
Allowance for Credit Losses	43,833	0
Provision for Credit Losses	27,198	33,760
Charge-offs	(41,534)	(42,696)
Recoveries	15,149	13,589
Allowance for Credit Losses	44,646	43,833
Impact of adopting ASC 326		0
Allosance for Credit Losses after Impact of adopting ASC 326		39,180
Real Estate Loans
Allowance for Credit Losses	267	0
Provision for Credit Losses	24	140
Charge-offs	(31)	(49)
Recoveries	5	7
Allowance for Credit Losses	265	267
Impact of adopting ASC 326		0
Allosance for Credit Losses after Impact of adopting ASC 326		169
Sales Finance Contracts
Allowance for Credit Losses	5,625	0
Provision for Credit Losses	3,448	5,449
Charge-offs	(4,950)	(4,275)
Recoveries	1,412	940
Allowance for Credit Losses	5,535	5,625
Impact of adopting ASC 326		0
Allosance for Credit Losses after Impact of adopting ASC 326		3,511
Allowance for Credit Losses	66,328	53,000
Provision for Credit Losses	42,183	56,690
Charge-offs	(61,662)	(63,347)
Recoveries	20,462	17,827
Allowance for Credit Losses	$ 67,311	66,328
Impact of adopting ASC 326		2,158
Allosance for Credit Losses after Impact of adopting ASC 326		$ 55,158